Warranty (Tables)	12 Months Ended
Dec. 31, 2024
Guarantees and Product Warranties [Abstract]
Schedule of Company's Warranty Accruals
The following is a continuity of the Company’s warranty accruals:

	2024	2023

Balance, beginning of year	$270	$257
Expense, net	149	85
Settlements	(100)	(91)
Business combination	—	12
Foreign exchange and other	(10)	7
	$309	$270